UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period:  February 28, 2023

Item 1. Reports to Stockholders.

(a)

Geneva SMID Cap Growth Fund

Institutional Class – GCSVX

SEMI-ANNUAL REPORT
February 28, 2023

GENEVA SMID CAP GROWTH FUND

Dear Shareholders:

Geneva Capital Management LLC (“Geneva”), a U.S. registered investment adviser, is the adviser to the Geneva SMID Cap Growth Fund. For the six month period ended February 28, 2023, the Geneva SMID Cap Growth Fund returned 2.91% vs 3.61% for the Russell 2500 Growth Index, underperforming by 0.70%.

Performance of US equity markets have been volatile throughout the period as investors adjust their expectations for US economic growth and the path of the Fed Funds rate. Early in the period markets were challenged as inflation data came in hotter than expected and investors adjusted expectations for higher than expected interest rates. Continuing to pressure markets was the stronger than expected US employment numbers and the resiliency of the US consumer. Typically a stronger US consumer would be good for equity markets but the Fed is looking to remove many of the excesses in the economy and the stronger than expected consumer may mean a higher than expected Fed Funds rate. Entering 2023 inflation and wage data started to show sustained signs of moderation which was well received by investors. The Fed continues to be laser focused on the incoming data which adds volatility to markets each time a data point is released. Our view is that it’s been relatively easy to go from high-single digit inflation down to mid-single digit inflation but getting down below 3% and back to 2% is going to prove more difficult. Navigating these markets will continue to be difficult and this is why now more than ever we believe it’s important to invest in high quality companies that have great management teams, conservative balance sheets and high sustainable growth rates.

At the Fund level, performance during the semi-annual period was slightly behind the benchmark due to suboptimal stock selection in the technology and health care industries. At the industry level the greatest detractors from relative performance were technology, health care and consumer staples. The weakness in the technology industry can be attributed to weakness in the software space where high multiple SaaS technology companies outperformed and the Fund was underweight some of these companies. Also weighing on performance in the technology industry was the semiconductor space which was up 22.6% during the period; the Fund was slightly overweight semiconductors but didn’t have an allocation to some of the top performers. The greatest contributors to relative performance at the industry level were industrials, consumer discretionary and energy. The relative contribution from energy was the result of the Fund not having any exposure to the industry. Last year the underweight to energy was a headwind to performance but we’re starting to see that reverse as energy prices fall. At the stock level the greatest detractors from relative performance were Advanced Drainage Systems, Omnicell and STAAR Surgical. The greatest contributors to relative performance were Fair Isaac Corp, Axon Enterprise and AAON Inc.

The performance shown represents past performance. Past performance is no guarantee of future results.

Mutual Fund investing involves risk. Principal loss is possible. Small- and Mid- capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

The opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

The specific securities identified and described do not represent all of the securities purchased, sold, or recommended for the Fund and no assumptions should be made that the securities identified and discussed were or will be profitable. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future holdings are subject to change and risk. Please see the Schedule of Investments in this report for a full list of holdings.

GENEVA SMID CAP GROWTH FUND

The Russell 2500® Growth Index measures the performance of the SMID-Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Growth companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged, and one cannot invest directly in it.

Must be preceded or accompanied by the fund’s current prospectus.

The Geneva SMID Cap Growth Fund is distributed by Quasar Distributors, LLC.

GENEVA SMID CAP GROWTH FUND

Expense Example (Unaudited)
February 28, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(2/28/2023)	(9/1/2022)	(2/28/2023)	(9/1/2022 to 2/28/2023)
Institutional Class
Actual(2)	0.85%	$1,000.00	$1,029.10	$4.28
Hypothetical
(5% annual return before expenses)	0.85%	$1,000.00	$1,020.58	$4.26

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from September 1, 2022 through February 28, 2023, of 2.91% for the Institutional Class.

GENEVA SMID CAP GROWTH FUND

Allocation of Portfolio(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

Top 10 Equity Holdings(1) (Unaudited)
As of February 28, 2023
(% of Net Assets)

Fair Isaac Corp.	5.50%
Axon Enterprise, Inc.	4.74%
Exponent, Inc.	4.64%
Copart, Inc.	4.56%
ExlService Holdings, Inc.	4.55%
AAON, Inc.	4.47%
Monolithic Power Systems, Inc.	4.43%
Pool Corp.	4.11%
RBC Bearings, Inc.	3.69%
CoStar Group, Inc.	3.57%

(1)	Fund Holdings and Sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited)
February 28, 2023

	Shares	Value
COMMON STOCKS – 96.78%

Apparel Retailers – 2.48%
Burlington Stores, Inc. (a)	223	$47,778

Banks – 1.37%
Pacific Premier Bancorp, Inc.	812	26,325

Building Climate Control – 7.28%
AAON, Inc.	936	85,138
Watsco, Inc.	180	54,848
		139,986
Building Materials Other – 1.74%
Trex Co., Inc. (a)	653	33,388

Building, Roofing/Wallboard and Plumbing – 2.98%
Advanced Drainage Systems, Inc.	646	57,320

Computer Services – 2.27%
EPAM Systems, Inc. (a)	142	43,686

Consumer Services Miscellaneous – 4.56%
Copart, Inc. (a)	1,244	87,652

Defense – 4.74%
Axon Enterprise, Inc. (a)	455	91,141

Diversified Retailers – 1.45%
Ollie’s Bargain Outlet Holdings, Inc. (a)	484	27,849

Electronic Equipment Gauges and Meters – 3.31%
Keysight Technologies, Inc. (a)	398	63,664

Engineering and Contracting Services – 4.64%
Exponent, Inc.	867	89,214

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

	Shares	Value
Food Products – 1.91%
J & J Snack Foods Corp.	260	$36,715

Health Care Services – 1.31%
Omnicell, Inc. (a)	463	25,206

Investment Services – 2.42%
MarketAxess Holdings, Inc.	136	46,437

Medical Equipment – 5.87%
Globus Medical, Inc., Class A (a)	483	28,178
Repligen Corp. (a)	336	58,589
STAAR Surgical Co. (a)	470	26,033
		112,800
Medical Supplies – 2.57%
Bio-Techne Corp.	681	49,468

Metal Fabricating – 3.57%
RBC Bearings, Inc. (a)	299	68,713

Nondurable Household Products – 2.39%
Church & Dwight Co, Inc.	548	45,911

Professional Business Support Services – 10.05%
ExlService Holdings, Inc. (a)	532	87,519
Fair Isaac Corp. (a)	156	105,673
		193,192
Property and Casualty Insurance – 2.34%
Kinsale Capital Group, Inc.	141	44,937

Real Estate Services – 3.45%
CoStar Group, Inc. (a)	938	66,279

Recreational Products – 5.88%
Fox Factory Holding Corp. (a)	357	41,948
Pool Corp.	199	71,015
		112,963

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Schedule of Investments (Unaudited) – Continued
February 28, 2023

	Shares	Value
Semiconductors – 4.11%
Monolithic Power Systems, Inc.	163	$78,939

Software – 8.81%
Alarm.com Holdings, Inc. (a)	709	36,039
Blackline, Inc. (a)	506	34,590
Paycom Software, Inc. (a)	165	47,695
Tyler Technologies, Inc. (a)	159	51,079
		169,403
Specialty Chemicals – 3.23%
Balchem Corp.	477	62,010

Transaction Processing Services – 2.05%
I3 Verticals, Inc., Class A (a)	1,601	39,401

Total Common Stocks
(Cost $2,037,721)		1,860,377

CONTINGENT VALUE RIGHTS – 0.01%
Abiomed – J&J (a)(b)	169	175
Total Contingent Value Rights
(Cost $—)		175

SHORT-TERM INVESTMENTS – 4.47%

Money Market Fund – 4.47%
First American Government Obligations Fund, Class X, 4.37% (c)	85,946	85,946
Total Short-Term Investments
(Cost $85,946)		85,946

Total Investments
(Cost $2,123,667) – 101.26%		1,946,498
Liabilities in Excess of Other Assets – (1.26)%		(24,181)
Total Net Assets – 100.00%		$1,922,317

(a)	Non-income producing security.
(b)	Level 3 security. See Note 2 in the Notes to Financial Statements.
(c)	The rate quoted is the annualized seven-day effective yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2023

ASSETS:
Investments, at value (Cost $2,123,667)	$1,946,498
Receivable from Adviser	15,872
Dividends and interest receivable	497
Prepaid expenses and other assets	7,728
Total assets	1,970,595

LIABILITIES:
Payable for fund administration and fund accounting fees	22,140
Payable for audit fees	8,927
Payable for transfer agent fees and expenses	7,166
Payable for compliance fees	3,356
Payable for custodian fees	1,494
Accrued expenses and other liabilities	5,195
Total liabilities	48,278

NET ASSETS	$1,922,317

NET ASSETS CONSIST OF:
Paid-in capital	$2,195,814
Total accumulated loss	(273,497)
Total net assets	$1,922,317

Institutional Class
Shares
Net assets	$1,922,317
Shares issued and outstanding(1)	236,447
Net asset value, offering and redemption price per share	$8.13

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2023

INVESTMENT INCOME:
Dividend income	$3,556
Interest	1,414
Total investment income	4,970

EXPENSES:
Fund administration and accounting fees (See Note 3)	49,455
Transfer agent fees (See Note 3)	16,196
Legal fees	11,002
Audit fees	8,927
Compliance fees (See Note 3)	7,418
Investment advisory fees (See Note 3)	7,129
Trustees’ fees (See Note 3)	5,707
Custodian fees (See Note 3)	3,005
Federal and state registration fees	2,799
Reports to shareholders	2,148
Other	3,649
Total expense before reimbursement	117,435
Less: Expense reimbursement by Adviser (See note 3)	(109,860)
Net expenses	7,575
NET INVESTMENT LOSS	(2,605)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(48,301)
Net change in unrealized appreciation on investments	105,264
Net realized and change in unrealized gain on investments	56,963
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,358

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Statement of Changes in Net Assets

	Six Months Ended	For the
	February 28, 2023	Period Ended
	(Unaudited)	August 31, 2022(1)
OPERATIONS:
Net investment loss	$(2,605)	$(6,497)
Net realized loss on investments	(48,301)	(41,236)
Change in unrealized appreciation (depreciation) on investments	105,264	(282,433)
Net increase (decrease) in net assets resulting from operations	54,358	(330,166)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	69,852	2,128,273

NET INCREASE IN NET ASSETS	124,210	1,798,107

NET ASSETS:
Beginning of period	1,798,107	—
End of period	$1,922,317	$1,798,107

(1)	Inception date of the Fund was September 3, 2021.
(2)	A summary of capital shares is as follows:

	Six Months Ended February 28, 2023 (Unaudited)		For the Period Ended August 31, 2022(1)
SHARE TRANSACTIONS:
Institutional Class	Shares	Amount	Shares	Amount
Issued	8,832	$70,542	227,709	$2,128,363
Redeemed	(85)	(690)	(9)	(90)
Net increase in shares outstanding	8,747	$69,852	227,700	$2,128,273

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Financial Highlights

	Six Months Ended	For the
	February 28, 2023	Period Ended
	(Unaudited)	August 31, 2022(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$7.90	$10.00

INVESTMENT OPERATIONS:
Net investment loss(2)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	0.24	(2.06)
Total from investment operations	0.23	(2.10)
Net asset value, end of period	$8.13	$7.90

TOTAL RETURN(3)	2.91%	-21.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,922	$1,798
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	13.18%	15.13%
After expense reimbursement(4)	0.85%	0.85%
Ratio of net investment loss to average net assets	(0.29)%	(0.43)%
Portfolio turnover rate(3)(5)	9%	14%

(1)	Inception date of the Fund was September 3, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited)
February 28, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) is a Delaware statutory trust organized on July 27, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva SMID Cap Growth Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Geneva Capital Management LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”). GCM Purchaser, LLC, a Delaware limited liability company (“Purchaser”), owns 100% of the Adviser.

The Fund’s investment focus is on U.S. companies (companies that are headquartered or have primary operations in the U.S.) whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2500TM Growth Index (the “Index”) at time of purchase (“small- and mid-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund invests at least 80% of its net assets in small- and mid-cap companies.

The Fund commenced operations on September 3, 2021. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two shares classes, Investor Class and Institutional Class, for which there is no front-end sales load. Investor Class shares are subject to an annual Rule 12b-1 distribution fee of 0.25% and a shareholder servicing fee of 0.15% . Institutional Class shares are not subject to a Rule 12b-1 distribution fee or a shareholder servicing fee. As of February 28, 2023, Investor Class shares are not available for purchase.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.    Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non- exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(1)	$1,860,377	$—	$—	$1,860,377
Contingent Value Right	—	—	175	175
Short-Term Investments	85,946	—	—	85,946
	$1,946,323	$—	$175	$1,946,498

(1)	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of 8/31/2022	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	175
Balance as of 2/28/2023	$175
Net change in unrealized appreciation of Level 3 assets as of February 28, 2023	$175

The Fund received contingent value rights, which are valued as a Level 3 security, as a result of their ownership of Abiomed, Inc. common stock.  This Level 3 investment is deemed to be immaterial and does not require disclosure of valuation techniques and inputs used. Level 3 investments totaled 0.01% of the Fund’s net assets.

B.    Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.    Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

D.    Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.    Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

F.    Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.    Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I.    Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

 3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding Rule 12b-1 fees and shareholder servicing fees – Investor Class (see Note 5), acquired fund fees and expenses, redemption fees, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark- downs), other transactional expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.85% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 2024 – August 2025	$216,490
September 2025 – February 2026	109,860

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28,

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

2023, the Fund did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

As of August 31, 2022, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$2,112,500
Gross unrealized appreciation	$77,922
Gross unrealized depreciation	(370,887)
Net unrealized depreciation	(292,965)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(34,890)
Total accumulated loss	$(327,855)

*	Represents cost for federal income tax purposes and differs from cost for financial reporting purposes due to wash sales.

As of August 31, 2022, the Fund had $30,704 in short-term capital loss carryovers which will be permitted to carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable period ended August 31, 2022, the Fund had $4,186 of deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable year subsequent to December 31.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions made by the Fund during the period ended February 28, 2023, and the period ended August 31, 2022.

 5.  DISTRIBUTION FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. As of February 28, 2023, Investor Class shares not available.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. As of February 28, 2023, Investor Class shares are not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distribution and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement (see Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 0.85% for the Investor Class shares.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2023, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	230,937	163,977

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2023, two affiliated persons of the Advisor owned 60.27% of the outstanding shares of the Fund.

GENEVA SMID CAP GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2023

8.  RECENT MARKET EVENTS RISK

One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. For example, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines, restrictions on travel, or other restrictions imposed by state or federal regulatory authorities. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.

 9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

GENEVA SMID CAP GROWTH FUND

Additional Information (Unaudited)
February 28, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-213-2973.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-213-2973. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-855-213-2973, or (2) on the SEC’s website at www.sec.gov.

GENEVA SMID CAP GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Geneva Capital Management LLC
411 East Wisconsin Avenue, Suite 2320
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-213-2973.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)     /s/Ryan L. Roell
Ryan L. Roell, President

Date    5/4/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Ryan L. Roell
Ryan L. Roell, President

Date    5/4/2023

By (Signature and Title)      /s/Cullen O. Small
Cullen O. Small, Treasurer

Date    5/4/2023